RISK MANAGEMENT - Analysis of the behavior and impairment of the loan portfolio and financial lease operations (Details) - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Watch list
RISK MANAGEMENT
Watch List, Amount	$ 27,119,863	$ 27,229,184
Percentage of allowance recorded	19.95%	21.57%
Allowance	$ 5,411,641	$ 5,872,064
Level 1 - Low Risk
RISK MANAGEMENT
Watch List, Amount	$ 13,168,997	$ 14,358,838
Percentage of allowance recorded	0.79%	1.02%
Allowance	$ 103,623	$ 146,014
Level 2 - Medium Risk
RISK MANAGEMENT
Watch List, Amount	$ 5,372,046	$ 4,744,341
Percentage of allowance recorded	5.58%	7.38%
Allowance	$ 299,932	$ 349,972
Level 3 - High Risk
RISK MANAGEMENT
Watch List, Amount	$ 2,701,105	$ 2,886,649
Percentage of allowance recorded	49.92%	53.31%
Allowance	$ 1,348,405	$ 1,538,882
Level 4 - High Risk
RISK MANAGEMENT
Watch List, Amount	$ 5,877,715	$ 5,239,356
Percentage of allowance recorded	62.26%	73.24%
Allowance	$ 3,659,681	$ 3,837,196
Loan portfolio and financial lease operations
RISK MANAGEMENT
Percentage increase (decrease) in total loan portfolio	5.60%	5.60%
30-day past due loan ratio	5.60%	5.39%